Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,005	€ 814
Investments (short-term deposits)	2,750	1,532
Total	€ 3,755	€ 2,346